Note 8 - Intangible Assets	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Intangible Assets Disclosure [Text Block]
NOTE
8
Intangible Asset
s
The Company's intangible assets consist of core deposit intangibles, goodwill and mortgage servicing rights. A summary of mortgage servicing rights activity for
2020
and
2019
is as follows:

(Dollars in thousands)	2020	2019
Mortgage servicing rights, net:
Balance, beginning of year	$2,172	1,855
Originations	2,189	1,097
Amortization	(1,318)	(780)
Balance, end of year	3,043	2,172
Fair value of mortgage servicing rights	$3,378	3,390

All of the single family loans sold where the Company continues to service the loans are serviced for FNMA under the individual loan sale program. The following is a summary of the risk characteristics of the loans being serviced for FNMA at
December 31, 2020:

(Dollars in thousands)	Loan Principal Balance	Weighted Average Interest Rate	Weighted Average Remaining Term (months)	Number of Loans
Original term:
30 year fixed rate	$393,956	3.65%	312	2,629
15 year fixed rate	123,442	2.97	142	1,102

The gross carrying amount of intangible assets and the associated accumulated amortization at
December 31, 2020
and
2019
are presented in the following table. Amortization expense for intangible assets was
$1.4
million,
$0.9
million and
$0.7
million for the years ended
December 31, 2020,
2019
and
2018,
respectively.

	Gross		Unamortized
	Carrying	Accumulated	Intangible
(Dollars in thousands)	Amount	Amortization	Assets
December 31, 20 20
Mortgage servicing rights	$5,691	(2,648)	3,043
Core deposit intangible s	574	(517)	57
Goodwill	802	0	802
Total	$7,067	(3,165)	3,902

December 31, 2019
Mortgage servicing rights	$4,968	(2,796)	2,172
Core deposit intangibles	574	(418)	156
Goodwill	802	0	802
Total	$6,344	(3,214)	3,130

The following table indicates the estimated future amortization expense for amortizing intangible assets:

(Dollars in thousands)	Mortgage Servicing Rights	Core Deposit Intangible	Total Amortizing Intangible Assets
Year ended December 31,
2021	$639	47	686
2022	588	10	598
2023	539	0	539
2024	486	0	486
2025	392	0	392
Thereafter	399	0	399
	$3,043	57	3,100

No
amortization expense relating to goodwill is recorded as generally accepted accounting principles do not
allow goodwill to be amortized, but require that it be tested for impairment at least annually, or sooner, if there are indications that impairment may
exist. The Company's stock was trading at a price below its book value at
December 31, 2020
and therefore, goodwill was analyzed for impairment. Based on this analysis, the Company determined that goodwill was not
permanently impaired and
no
write down was required at
December 31, 2020.

Projections of amortization are based on asset balances and the interest rate environment that existed at
December 31, 2020.
The Company's actual experience
may
be significantly different depending upon changes in mortgage interest rates and other market conditions.